Average Annual Total Returns - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
	Apr. 29, 2025
Fidelity Advisor Communication Services Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	32.98%
Past 5 years	15.12%
Since Inception	16.15%	[1]
Fidelity Advisor Communication Services Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	33.14%
Past 5 years	15.27%
Since Inception	16.30%	[2]
Fidelity Advisor Communication Services Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	25.01%
Past 5 years	13.43%
Since Inception	14.69%	[3]
Fidelity Advisor Communication Services Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.59%
Past 5 years	12.53%
Since Inception	12.25%	[3]
Fidelity Advisor Communication Services Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.70%
Past 5 years	10.51%
Since Inception	10.97%	[3]
Fidelity Advisor Communication Services Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	27.67%
Past 5 years	13.69%
Since Inception	14.85%	[4]
Fidelity Advisor Communication Services Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	30.64%
Past 5 years	13.95%
Since Inception	14.96%	[5]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	15.13%
F1522
Average Annual Return:
Past 1 year	33.06%
Past 5 years	11.57%
Since Inception	12.35%

[1]	D From November 30, 2018 .
[2]	E From November 30, 2018 .
[3]	A From November 30, 2018 .
[4]	B From November 30, 2018 .
[5]	C From November 30, 2018 .